PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 32,014	$ 25,037
Accumulated depreciation	18,746	14,152
Depreciated cost	13,268	10,885
Software, computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	8,378	6,388
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	887	883
Capitalized development costs
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	18,750	13,795
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 3,999	$ 3,971